3000 Two Logan Square

Eighteenth and Arch Streets

Philadelphia, PA 19103-2799

215.981.4000

Fax 215.981.4750

John P. Falco

direct dial:  (215) 981- 4659

direct fax:  (866) 422 - 2114

falcoj@pepperlaw.com

March 29, 2016

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:                             StoneCastle Financial Corp.

File No. 811-22853

1933 Act File No. 333-204417

Ladies and Gentlemen:

On behalf of StoneCastle Financial Corp. (the “Company”), transmitted herewith for filing is a pre-effective amendment to the Company’s registration statement on Form N-2 (the “Registration Statement”) under the Securities Act of 1933, as amended (the “1933 Act”).  The Registration Statement also constitutes Amendment No. 10 to the Registration Statement under the Investment Company Act of 1940, as amended. The Company is a non-diversified, closed-end management investment company whose shares are listed on the NASDAQ Global Select Market under the trading or “ticker” symbol “BANX.”

The Registration Statement relates to the registration, under the 1933 Act, of the proposed offering by the Company of up to $150,000,000 of its common stock, par value $0.001 per share (“Common Stock”), preferred stock, subscription rights to one or more shares of Common Stock, or debt securities or through one or more offerings or series, together or separately, on an immediate, delayed or continuous basis in reliance on Rule 415 under the 1933 Act.

A registration fee of $17,430 due with respect to the filing was paid by wire transfer on May 21, 2015.

The Company wishes to inform the Commission that it may request acceleration of the effectiveness date of the Registration Statement in writing or orally.

Please direct any questions concerning this letter to my attention at 215.981.4659 or, in my absence, to John M. Ford, Esq. of this office at 215.981.4009.

Very truly yours,

/s/ John P. Falco

John P. Falco

cc:                  John M. Ford, Esq.

Rachel N. Schatten, Esq.

2